Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Derivative financial assets	$ 3,775	$ 1,209
Liabilities
Derivative financial liabilities	70	19
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets		242
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	242
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets		242
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	3,775	967
Liabilities
Derivative financial liabilities	70	19
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets		0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	3,775	967
Liabilities
Derivative financial liabilities	70	19
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	3,775	967
Liabilities
Derivative financial liabilities	$ 70	$ 19